Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Admiral Funds
Entity Central Index Key	0000891190
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000005732
Shareholder Report [Line Items]
Fund Name	Treasury Money Market Fund
Class Name	Investor Shares
Trading Symbol	VUSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Treasury Money Market Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
AssetsNet	$ 79,936,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 442,000
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$79,936
Number of Portfolio Holdings	31
Total Investment Advisory Fees (in thousands)	$442

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of August 31, 2024)

1 to 7 Days	19.3%
8 to 30 Days	37.9%
31 to 60 Days	51.7%
61 to 90 Days	5.4%
91 to 180 Days	2.9%
Other Assets and Liabilities—Net	(17.2%)

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature